Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 12, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2011
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIG